Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Dec. 10, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan USD Emerging Markets Sovereign Bond ETF
JPMorgan ActiveBuilders Emerging Markets Equity ETF
(formerly JPMorgan Emerging Markets Equity Core ETF)
(each, a “Fund” and collectively, the “Funds”)
(each, a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated December 10, 2021
to the Current Summary Prospectuses and Prospectuses
Each of the following changes is effective immediately:
The “What are the Fund’s Main Investment Strategies?” section of the Summary Prospectus and Prospectus of the following Fund is amended to add the following:
JPMorgan ActiveBuilders Emerging Markets Equity ETF
Certain of the equity securities in which the Fund invests are expected to be issued by companies that rely on variable interest entity (“VIE”) structures.
In addition, the “The Fund’s Main Investment Risks – China Region Risk” section of the Summary Prospectus and Prospectus of each of the following Funds is amended to add the following:
JPMorgan USD Emerging Markets Sovereign Bond ETF and JPMorgan ActiveBuilders Emerging Markets Equity ETF
Chinese operating companies sometimes rely on variable interest entity (“VIE”) structures to raise capital from non‑Chinese investors. In a VIE structure, a China-based operating company establishes an entity (typically offshore) that enters into service and other contracts with the Chinese company designed to provide economic exposure to the company. The offshore entity then issues exchange-traded shares that are sold to the public, including non‑Chinese investors (such as the Fund). Shares of the offshore entity are not equity ownership interests in the Chinese operating company. The VIE structure is designed to provide the offshore entity (and in turn, investors in the entity) with economic exposure to the Chinese company that replicates equity ownership, without actual equity ownership. VIE structures are used due to Chinese government prohibitions on foreign ownership of companies in certain industries and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. Intervention by the Chinese government with respect to VIE structures could adversely affect the Chinese operating company’s performance, the enforceability of the offshore entity’s contractual arrangements with the Chinese company and the value of the offshore entity’s shares. If this were to occur, the market value of the Fund’s associated portfolio holdings would likely fall, causing substantial investment losses for the Fund.

JPMorgan USD Emerging Markets Sovereign Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan USD Emerging Markets Sovereign Bond ETF
(each, a “Fund” and collectively, the “Funds”)
(each, a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated December 10, 2021
to the Current Summary Prospectuses and Prospectuses
Each of the following changes is effective immediately:
In addition, the “The Fund’s Main Investment Risks – China Region Risk” section of the Summary Prospectus and Prospectus of each of the following Funds is amended to add the following:
JPMorgan USD Emerging Markets Sovereign Bond ETF and JPMorgan ActiveBuilders Emerging Markets Equity ETF
Chinese operating companies sometimes rely on variable interest entity (“VIE”) structures to raise capital from non‑Chinese investors. In a VIE structure, a China-based operating company establishes an entity (typically offshore) that enters into service and other contracts with the Chinese company designed to provide economic exposure to the company. The offshore entity then issues exchange-traded shares that are sold to the public, including non‑Chinese investors (such as the Fund). Shares of the offshore entity are not equity ownership interests in the Chinese operating company. The VIE structure is designed to provide the offshore entity (and in turn, investors in the entity) with economic exposure to the Chinese company that replicates equity ownership, without actual equity ownership. VIE structures are used due to Chinese government prohibitions on foreign ownership of companies in certain industries and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. Intervention by the Chinese government with respect to VIE structures could adversely affect the Chinese operating company’s performance, the enforceability of the offshore entity’s contractual arrangements with the Chinese company and the value of the offshore entity’s shares. If this were to occur, the market value of the Fund’s associated portfolio holdings would likely fall, causing substantial investment losses for the Fund.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan ActiveBuilders Emerging Markets Equity ETF
(formerly JPMorgan Emerging Markets Equity Core ETF)
(each, a “Fund” and collectively, the “Funds”)
(each, a series of J.P. Morgan Exchange-Traded Fund Trust)
Supplement dated December 10, 2021
to the Current Summary Prospectuses and Prospectuses
Each of the following changes is effective immediately:
The “What are the Fund’s Main Investment Strategies?” section of the Summary Prospectus and Prospectus of the following Fund is amended to add the following:
JPMorgan ActiveBuilders Emerging Markets Equity ETF
Certain of the equity securities in which the Fund invests are expected to be issued by companies that rely on variable interest entity (“VIE”) structures.
In addition, the “The Fund’s Main Investment Risks – China Region Risk” section of the Summary Prospectus and Prospectus of each of the following Funds is amended to add the following:
JPMorgan USD Emerging Markets Sovereign Bond ETF and JPMorgan ActiveBuilders Emerging Markets Equity ETF
Chinese operating companies sometimes rely on variable interest entity (“VIE”) structures to raise capital from non‑Chinese investors. In a VIE structure, a China-based operating company establishes an entity (typically offshore) that enters into service and other contracts with the Chinese company designed to provide economic exposure to the company. The offshore entity then issues exchange-traded shares that are sold to the public, including non‑Chinese investors (such as the Fund). Shares of the offshore entity are not equity ownership interests in the Chinese operating company. The VIE structure is designed to provide the offshore entity (and in turn, investors in the entity) with economic exposure to the Chinese company that replicates equity ownership, without actual equity ownership. VIE structures are used due to Chinese government prohibitions on foreign ownership of companies in certain industries and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. Intervention by the Chinese government with respect to VIE structures could adversely affect the Chinese operating company’s performance, the enforceability of the offshore entity’s contractual arrangements with the Chinese company and the value of the offshore entity’s shares. If this were to occur, the market value of the Fund’s associated portfolio holdings would likely fall, causing substantial investment losses for the Fund.